Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in plan assets:
Accrued benefit liability	¥ (49,912)	¥ (50,685)
Pension Plans, Defined Benefit
Change in benefit obligations:
Accumulated postretirement benefit obligation, beginning of year	134,572	134,360
Service cost	7,247	7,493	6,630
Interest cost	3,516	3,475	3,585
Actuarial loss	6,233	2,520
Plan participants' contributions	175	87
Acquisition	168	140
Plan amendment	410
Settlements	(104)
Benefits paid	(10,838)	(12,646)
Foreign currency exchange rate change	3,132	(857)
Accumulated postretirement benefit obligation, end of year	144,511	134,572	134,360
Change in plan assets:
Fair value of plan assets, beginning of year	89,061	92,291
Actual return on plan assets	9,922	1,010
Employers' contributions	7,193	5,447
Plan participants' contributions	175	48
Acquisition		6
Settlements	(104)
Benefits paid	(7,602)	(9,106)
Foreign currency exchange rate change	2,863	(635)
Fair value of plan assets, end of year	101,508	89,061	92,291
Funded status, end of year	(43,003)	(45,511)
Prepaid benefit cost	2,899	1,799
Other current liabilities	(112)	(100)
Accrued benefit liability	(45,790)	(47,210)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(43,003)	(45,511)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	34,628	37,701
Prior service cost	2,183	2,142
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	¥ 36,811	¥ 39,843